As filed with the Securities and Exchange Commission on April 29, 2013.

File Nos.
033-69048
811-08034

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 26	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28	[X]

FRANKLIN REAL ESTATE SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment No. 26 (Amendment) to the Registration Statement of Franklin Real Estate Securities Trust (Registrant) on Form N-1A (File No. 811-08034) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on August 27, 2012 under the 1940 Act (Accession No. 0001379491-12-000705) (Amendment No. 26), as pertaining to the Parts A and Parts B of the Franklin Real Estate Securities Fund, series of the Registrant (Fund). The Parts A and the Parts B of the Fund, as filed in Amendment No.24, are incorporated herein by reference.

192 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED SEPTEMBER 1, 2012

OF

FRANKLIN REAL ESTATE SECURITIES TRUST

Franklin Real Estate Securities Fund

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II.  The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1.       The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1]	0.38%	0.38%	0.16%	0.38%
Total annual Fund operating expenses	1.16%	1.91%	0.69%	0.91%

1. Other expenses for Class A, Class C and Advisor Class have been restated to reflect current fiscal year fees and expenses. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 686	$ 922	$ 1,177	$ 1,903
Class C	$ 294	$ 600	$ 1,032	$ 2,233
Class R6	$ 70	$ 220	$ 383	$ 856
Advisor Class	$ 93	$ 290	$ 504	$ 1,120
If you do not sell your shares:
Class C	$ 194	$ 600	$ 1,032	$ 2,233

III.  The “Fund Summary – “Portfolio Turnover” section beginning on page 3 is revised with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.43% of the average value of its portfolio.

IV.  The “Fund Summary – Principal Risks – Real Estate Securities” section beginning on page 4 is revised as follows:

Real Estate Securities   By concentrating in the real estate industry, the Fund carries much greater risk of adverse developments in the real estate industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including: local, regional, national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

V.  The “Fund Summary – Principal Risks – REITs” section on page 5 is revised as follows:

REITs   A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

VI. The “Fund Summary – Principal Risks – Market” section second paragraph on page 5 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

VII.  The “Fund Summary – “Performance” section beginning on page 6 is revised with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	31.39%
Worst Quarter:	Q4'08	-37.80%
As of March 31, 2013, the Fund's year-to-date return was 7.02%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Franklin Real Estate Securities Fund - Class A
Return Before Taxes	9.14%	1.86%	7.06%
Return After Taxes on Distributions	8.78%	1.05%	5.53%
Return After Taxes on Distributions and Sale of Fund Shares	5.94%	1.12%	5.65%
Franklin Real Estate Securities Fund - Class C	14.00%	2.30%	6.89%
Franklin Real Estate Securities Fund - Advisor Class	16.17%	3.33%	7.96%
S&P United States Property Index (index reflects no deduction for fees, expenses or taxes)	18.36%	5.17%	11.33%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

VIII.  The “Fund Summary – Taxes” section on page 8 is replaced with the following:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

IX.  The “Fund Details – Management – Special Servicing Agreement” section on page 15 is deleted in its entirety.

X.  The “Fund Details - Financial Highlights” tables beginning on page 19 are updated to include figures for the six months ended October 31, 2012:

	Six Months Ended October 31, 2012	Year Ended April 30,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.78	$15.26	$12.57	$7.84	$18.53	$26.19
Income from investment operations[a]:
Net investment income[b]	0.13	0.14	0.09	0.15	0.36	0.46
Net realized and unrealized gains (losses)	(0.33)	1.46	2.66	4.78	(9.75)	(6.38)
Total from investment operations	(0.20)	1.60	2.75	4.93	(9.39)	(5.92)
Less distributions from:
Net investment income	(0.11)	(0.08)	(0.06)	(0.16)	(0.36)	(0.48)
Net realized gains	—	—	—	—	(0.94)	(1.26)
Tax return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.11)	(0.08)	(0.06)	(0.20)	(1.30)	(1.74)
Contingent deferred sales charges retained by the Fund[c]	—	—	—	—[d]	—[d]	—[d]
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$16.47	$16.78	$15.26	$12.57	$7.84	$18.53

Total return[f]	(1.22)%	10.59%	22.00%	63.61%	(51.68)%[g]	(22.16)%

Ratios to average net assets[h]
Expenses	1.04%	1.14%	1.18%	1.32%[i]	1.22%[i]	0.99%[i]
Net investment income	1.55%	0.92%	0.67%	1.54%	2.92%	2.21%

Supplemental data
Net assets, end of period (000's)	$279,690	$262,991	$228,472	$182,793	$140,567	$364,296
Portfolio turnover rate	9.89%	23.43%	40.15%	58.27%	134.36%	94.51%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.
[d]		Amount rounds to less than $0.01 per share.
[e]		Effective September 1, 2008, the redemption fee was eliminated.
[f]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]		The Trust’s advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.31%.
[h]		Ratios are annualized for periods less than one year.
[i]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended October 31, 2012	Year Ended April 30,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.20	$14.77	$12.23	$7.64	$18.13	$25.66
Income from investment operations[a]:
Net investment income (loss)[b]	0.07	0.02	(0.01)	0.07	0.26	0.30
Net realized and unrealized gains (losses)	(0.33)	1.42	2.58	4.66	(9.54)	(6.25)
Total from investment operations	(0.26)	1.44	2.57	4.73	(9.28)	(5.95)
Less distributions from:
Net investment income	(0.01)	(0.01)	(0.03)	(0.10)	(0.27)	(0.32)
Net realized gains	—	—	—	—	(0.94)	(1.26)
Tax return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.01)	(0.01)	(0.03)	(0.14)	(1.21)	(1.58)
Contingent deferred sales charges retained by the Fund[c]	—	—	—	—[d]	—[d]	—[d]
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$15.93	$16.20	$14.77	$12.23	$7.64	$18.13

Total return[f]	(1.62)%	9.77%	21.10%	62.31%	(52.04)%[g]	(22.72)%

Ratios to average net assets[h]
Expenses	1.79%	1.89%	1.93%	2.07%[i]	1.97%[i]	1.74%[i]
Net investment income (loss)	0.80%	0.17%	(0.08)%	0.79%	2.17%	1.46%

Supplemental data
Net assets, end of period (000's)	$60,335	$58,296	$54,089	$43,732	$27,610	$74,259
Portfolio turnover rate	9.89%	23.43%	40.15%	58.27%	134.36%	94.51%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.
[d]		Amount rounds to less than $0.01 per share.
[e]		Effective September 1, 2008, the redemption fee was eliminated.
[f]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]		The Trust’s advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.31%.
[h]		Ratios are annualized for periods less than one year.
[i]		Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended October 31, 2012	Year Ended April 30,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.92	$15.38	$12.65	$7.89	$18.62	$26.32
Income from investment operations[a]:
Net investment income[b]	0.15	0.16	0.13	0.17	0.34	0.58
Net realized and unrealized gains (losses)	(0.34)	1.50	2.67	4.81	(9.74)	(6.48)
Total from investment operations	(0.19)	1.66	2.80	4.98	(9.40)	(5.90)
Less distributions from:
Net investment income	(0.14)	(0.12)	(0.07)	(0.18)	(0.39)	(0.54)
Net realized gains	—	—	—	—	(0.94)	(1.26)
Tax return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.14)	(0.12)	(0.07)	(0.22)	(1.33)	(1.80)
Contingent deferred sales charges retained by the Fund[c]	—	—	—	—[d]	—[d]	—[d]
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$16.59	$16.92	$15.38	$12.65	$7.89	$18.62

Total return[f]	(1.11)%	10.91%	22.28%	63.98%	(51.53)%[g]	(22.02)%

Ratios to average net assets[h]
Expenses	0.79%	0.89%	0.93%	1.07%[i]	0.97%[i]	0.74%[i]
Net investment income	1.80%	1.17%	0.92%	1.79%	3.17%	2.46%

Supplemental data
Net assets, end of period (000's)	$76,279	$10,542	$7,833	$5,308	$1,979	$3,751
Portfolio turnover rate	9.89%	23.43%	40.15%	58.27%	134.36%	94.51%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.
[d]		Amount rounds to less than $0.01 per share.
[e]		Effective September 1, 2008, the redemption fee was eliminated.
[f]		Total return is not annualized for periods less than one year.
[g]		The Trust’s advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.31%.
[h]		Ratios are annualized for periods less than one year.
[i]		Benefit of expense reduction rounds to less than 0.01%.

XI.  The first paragraph and the table of the “Fund Details – Your Account - “Choosing a Share Class” section beginning on page 25 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Class R6 shares on May 1, 2013.

XII.  The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” beginning on page 29 is revised as follows:

Sales Charge Waivers

Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for investments from certain payments.   Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 90 days:

•        Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

•        Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

  Redemption proceeds from the sale of Class A shares of any of the Franklin Templeton Investment Funds if you are a qualified investor.
  If you paid a CDSC when you redeemed your Class A shares from a Franklin Templeton Investment Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.
  If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 90 days from the date they are redeemed from the money fund.

Waivers for certain investors.   The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

Class C shares may be purchased without limit or CDSC by the Franklin Templeton Charitable Giving Fund.

  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.
  Registered securities dealers and their affiliates, for their investment accounts only.
  Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies.
  Current partners of law firms that currently provide legal counsel to the funds, Franklin Resources, Inc. or its affiliates.
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Certain unit investment trusts and their holders reinvesting distributions from the trusts.
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, as amended.
  Group annuity separate accounts offered to retirement plans.
  Chilean retirement plans that meet the requirements described under "Retirement plans" below.
  Members of the Assembly of Governmental Employees (AGE)
  German insurance companies that publicly offer variable annuities or unit linked life policies in Germany and that have entered into an agreement with Distributors or Franklin Templeton Investment Services GMbH
  Banks and securities institutions investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which they have full and exclusive investment discretion and that have entered into an agreement with Distributors or Franklin Templeton Investment Services GMbH. Such purchases are subject to minimum investment requirements, which are available from Distributors or Franklin Templeton Investment Services GMbH.
  Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as investment manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.
  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

Retirement plans.   Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

  Employer Sponsored Retirement Plans (Plan) that invest indirectly in Fund shares through Fund omnibus accounts registered to a financial intermediary; or
  An Employer Sponsored Retirement Plan if the employer sponsors one or more Plans with aggregate Plan assets of $1 million or more; or
  Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan if the IRA is a "Common Platform IRA." An IRA is a Common Platform IRA if (i) the IRA custodian or recordkeeper, or one of its affiliates, is the recordkeeper for the Plan at the time the IRA is opened; and (ii) Fund shares transferred in-kind to a “Common Platform IRA” opened by a direct rollover to that IRA from an Employer Sponsored Retirement Plan; or
  The portion of any direct rollover from a participant’s Employer Sponsored Retirement Plan account or direct transfer from a 403(b) plan account to a Franklin Templeton IRA with Franklin Templeton Bank & Trust (FTB&T) as the custodian that is funded by the sale immediately prior to the rollover/transfer of Franklin Templeton fund shares held in the Plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement; or
  Investors who open an IRA as a spousal rollover or a Qualified Domestic Relations Order (QDRO) if opened with proceeds from a "Former DCS Plan" and/or a plan for which FTB&T is trustee; or
  Investors who open a Franklin Templeton IRA prior to November 1, 2012 with proceeds rolled over directly from a "Former DCS Plan."

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

A "Former DCS Plan" is an Employer Sponsored Retirement Plan that transferred participant level recordkeeping from the DCS Division of Franklin Templeton Investor Services, LLC to Great-West Retirement Services® (GWRS) on November 2, 2007 and is a recordkeeping client of GWRS at the time of the rollover.

XIII.  The following is added to the  “Fund Details – Your Account - Choosing a Share Class” section beginning on page 25:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•        Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•        Other Franklin Templeton funds.

XIV. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 44:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XV.  The second paragraph under the “Fund Details – Your Account – Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 54 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

192 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 1, 2012
OF
FRANKLIN REAL ESTATE SECURITIES FUND

Franklin Real Estate Securities Trust

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the period ended October 31, 2012, are incorporated by reference (are legally a part of this SAI).

III.  The third paragraph under “Shareholder servicing and transfer agent” beginning on page 27 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 38 is replaced with the following:

The Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin Real Estate Securities Fund - Class A
  Franklin Real Estate Securities Fund  - Class C
  Franklin Real Estate Securities Fund - Class R6
  Franklin Real Estate Securities Fund - Advisor Class

V. The seventh paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 38 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

		Percentage
Name and Address	Share Class	(%)

Franklin Templeton Conservative Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Dr. Rancho Cordova, CA 95670-7313	Advisor	17.14
Franklin Templeton Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Dr. Rancho Cordova, CA 95670-7313	Advisor	39.67
Franklin Templeton Growth Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Dr. Rancho Cordova, CA 95670-7313	Advisor	27.88

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

VI. The ninth paragraph under “Organization, Voting Rights and Principal Holders” on page 39 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph of the “Initial sales charges” section beginning on page 39 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R6 and Advisor Class.

VIII. The second paragraph under the section entitled “The Underwriter” beginning on page 46 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FRANKLIN REAL ESTATE SECURITIES TRUST

File Nos. 033-69048

811-08034

PART C

Other Information

Item 28.  Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Real Estate Securities Trust dated May 21, 2007

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 27, 2007

(b)	By-Laws

(i) Amended and Restated By-Laws dated May 21, 2007 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 033-69048 Filing Date: August 27, 2007

(c)	Instruments Defining Rights of Security Holders

(i)

Amended and Restated Agreement and Declaration of Trust

(a)  Article III, Shares

(b)  Article V, Shareholders’ Voting Powers and Meetings

(c)  Article VI, Net Asset Value, Distributions, Redemptions and Transfers

(d)  Articles VIII, Certain Transactions – Section 4

(e)  Articles X, Miscellaneous – Section 4

(ii)	Amended and Restated By-Laws (a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6 and 7 (d) Articles VIII, Amendment – Section 1
(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Investment Management Agreement between Registrant on behalf of Franklin Real Estate Securities Fund and Franklin Templeton Institutional, LLC dated May 15, 2008

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 17, 2008

(e)	Underwriting Contracts

(i)

Distribution Agreement between Registrant

and Franklin/Templeton Distributors, Inc.

dated January 1, 2011

Filing: Post-Effective amendment No. 22 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 26, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective amendment No. 22 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 26, 2011

(f)	Bonus or Profit Sharing Contracts
Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 21, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 8 to Registration Statement of Form N-1A

File No. 033-69048

Filing Date: June 22, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: June 28, 1999

(iv)

Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 29, 2002

(v)

Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 27, 2012

(vi)

Amendment dated January 5, 2012 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 27, 2012

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated May 16, 2001

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 29, 2002

(viii)

Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated May 16, 2001

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 27, 2012

(ix)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement, between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 27, 2012

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 21, 1996

(xi)

Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 27, 2012

(h)	Other Material Contracts

(i)

Amended and Restated Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated April 17, 2012

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 27, 2012

(i)	Legal Opinion

(i) Opinion and consent of counsel Filing: Post-Effective Amendment No. 9 to Registration Statement on Form N-1A File No. 033-69048 Filing Date: December 23, 1998

(j)	Other Opinion

Not Applicable

(k)		Omitted Financial Statements
Not Applicable
(l)	Initial Capital Agreements

	(i)	Letter of Understanding dated December 27, 1993 Filing: Post-Effective Amendment No. 4 to Registration Statement on Form N-1A File No. 033-69048 Filing Date: June 30, 1995

(m)	Rule 18f-3 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 dated February 1, 2009

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: August 27, 2009

(ii)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 dated July 9, 2009

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: June 29, 2010

(iii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 dated July 9, 2009

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-69048

Filing Date: June 29, 2010

(n)	Rule 18f-3 Plan

	(i)	Amended and Restated Multiple Class Plan dated December 6, 2012, effective May 1, 2013

(p)	Code of Ethics

	(i)	Code of Ethics dated April 2012 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A File No. 033-69048 Filing Date: August 27, 2012

(q)	Power of Attorney

	(i)	Power of Attorney dated April 30, 2012 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A File No. 033-69048 Filing Date: August 27, 2012

Item 29.  Persons Controlled by or Under Common Control with the Fund

            None

Item 30.  Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

Franklin Templeton Institutional, LLC (FT Institutional) serves as the investment manager of the Fund. FT Institutional is a wholly-owned subsidiary of Franklin Templeton Distributors, Inc., which is a wholly-owned subsidiary of Franklin Resources, Inc.  For additional information please see part B and Schedules A and D of Form ADV of Investment Management (SEC File No. 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 32.  Principal Underwriters

a) Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder service agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2013.

FRANKLIN REAL ESTATE SECURITIES TRUST

                                        (Registrant)

By /s/ KAREN L. SKIDMORE

   Karen L. Skidmore

   Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON* Edward B. Jamieson	President and Chief Executive Officer – Investment Management
Dated: April 26, 2013

LAURA F. FERGERSON*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration
Dated: April 26, 2013

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: April 26, 2013

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: April 26, 2013

SAM GINN*

Trustee
Sam Ginn	Dated: April 26, 2013

EDITH E. HOLIDAY*

Trustee
Edith E. Holiday	Dated: April 26, 2013

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: April 26, 2013

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: April 26, 2013

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: April 26, 2013

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: April 26, 2013

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: April 26, 2013

JOHN B. WILSON*

Trustee
John B. Wilson	Dated: April 26, 2013

*By /s/KAREN L. SKIDMORE

    Karen L. Skidmore, Attorney-in-Fact

(pursuant to Power of Attorney previously filed)

FRANKLIN REAL ESTATE SECURITIES TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION
EX-99.(a)(i)	Amended and Restated Agreement and Declaration of Trust of Franklin Real Estate Securities Trust dated May 21, 2007	*

EX-99.(b) (i)	Amended and Restated By-Laws dated May 21, 2007	*

EX-99.(d)(i)	Investment Management Agreement between the Registrant, on behalf of Franklin Real Estate Securities Fund, and Franklin Templeton Institutional, LLC dated May 15, 2008	*

EX-99.(e)(i)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated January 1, 2011	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated May 1, 2010	*

EX-99.(g)(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon	*

EX-99.(g)(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon	*

EX-99.(g)(iv)	Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(v)	Amendment dated January 5, 2012, to Exhibit A of the Master Custody Agreement dated February 16, 1996	*

EX-99.(g)(vi)	Amendment dated January 5, 2012 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1994	*

EX-99.(g)(vii)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated May 16, 2001	*

EX-99.(g)(viii)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement dated May 16, 2001	*

EX-99.(g)(ix)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon May 16, 2001	*

EX-99.(g)(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(xi)	Amendment dated January 5, 2012, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(h)(i)	Amended and Restated Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated April 17, 2012	*

EX-99.(i)(i)	Opinion and consent of counsel	*

EX-99.(j)(i)	Consent of Independent Registered Public Accounting Firm	*

EX-99.(l)(i)	Letter of Understanding dated December 27, 1993	*

EX-99.(m)(i)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 dated February 1, 2009	*

EX-99.(m)(ii)	Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 dated July 9, 2009	*

EX-99.(m)(iii)	Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 dated July 9, 2009	*

EX-99.(n)(i)	Amended and Restated Multiple Class Plan dated December 6, 2012, effective May 1, 2013	Attached

EX-99.(p)(i)	Code of Ethics dated April 2012	*

EX-99.(q)(i)	Power of Attorney dated April 30, 2012	*

*Incorporated by Reference